File No. 33-49437
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
      SERIES 15
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on February 7, 1996) pursuant to paragraph
      (b) of Rule 485.
  E.  Title and amount of securities being registered:
      32,004,500 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $38,971,879.65**
  * Estimated solely for the purpose of calculating the registration fee, at $1.22 per unit.
  G. Amount of filing fee, computed at one-twenty-ninth of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1994 is 31,766,394. There have been no previous filings of post-effective amendments during the current fiscal year 31,766,394 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                         PAINEWEBBER PATHFINDERS TRUST,
                       TREASURY AND GROWTH STOCK SERIES 15
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

                          PaineWebber Pathfinders Trust
                        Treasury and Growth Stock Series
                                     Fifteen
                            A "Unit Investment Trust"

  42,300,000 Units
       The investment objective of this Trust is to preserve capital while providing for capital appreciation through an investment in "zero-coupon" United States Treasury obligations (the "Treasury Obligations") and equity growth stocks having, in Sponsor's opinion on the Date of Deposit, potential for appreciation (the "Growth
  Stocks"). The value of the Units will fluctuate with the value of the portfolio of underlying securities.
       The minimum purchase is $1,000 except that the minimum purchase in connection with an Individual Retirement Account (IRA) or other tax-deferred retirement plan is $250. Only whole Units may be purchased.
       THESE SECURITIES HAVE NOT BEEN APPROVED OR DIS-APPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COM-MISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.
  THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN ACQUIRED BY THE
  SPONSOR EITHER BY PURCHASE FROM THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR IN THE SECONDARY MARKET.
       SPONSOR:
       PaineWebber
              Incorporated

                          Read and retain this prospectus for future reference. Prospectus Part A dated February 7, 1996

  Essential Information Regarding The Trust
       The Trust. The objective of the PaineWebber Pathfinders Trust, Treasury and Growth Stock Series 15 (the "Trust") is preservation of capital and capital appreciation through an investment in the principal or interest portions of stripped "zero-coupon" United States Treasury notes or bonds as the case may be (the "Treasury Obligations"), and equity growth stocks (the "Growth Stock" or "Stock") which, in Sponsor's opinion on the Initial Date of Deposit, have potential for capital appreciation (collectively, the "Securities"). The stripped Treasury Obligations in the Trust portfolio are interest-only portions of United States Treasury Obligations (as further discussed under "Risk Factors and Special Characteristics"), matur-ing on February 15, 2005, represent approximately 50% of the aggregate market value of the Trust portfolio and the Growth Stocks represent approximately 50% of the aggregate market value of the Trust portfolio. The stripped Treasury Obligations, as discussed below, make no payment of current interest, but rather make a single payment upon their stated maturity. Because the maturity value of the Treasury Obligations is backed by the full faith and credit of the United States, the Sponsor believes that the Trust provides an attractive combination of safety and appreciation for purchasers who hold Units until the Trust's termination. The Trust
  has   been   formulated  so  that  the  portion  of  the  Trust  invested  in
  stripped   Treasury   Obligations  is  designed  to  provide  an  approximate
  return of principal invested on the Mandatory Termination Date for purchasers on the Initial Date of Deposit. (See "Essential Informa-tion--Distributions".) Therefore, even if the Stocks are valueless upon termination of the Trust, and if the Treasury Obligations are
  held until their maturity in proportion to the Units outstanding, purchasers will receive, at the termination of the Trust, $1,000 per
  1,000 Units purchased. This feature of the Trust provides that Unit holders who hold their units to the Mandatory Termination Date of the Trust on March 2, 2005, will receive the same amount as they originally invested, although they would have foregone earning any interest on the amounts involved and will not protect their principal on a present value basis, assuming the Growth Stocks are value-less. Therefore, the Trust may be an attractive investment to those persons who buy their Units during the initial offering period and hold such Units throughout the life of the Trust until the Trust matures.
       Summary of Risk Factors. The stripped Treasury Obligations may appreciate or depreciate in value depending upon economic
  and   market   conditions.  (For  a  further  discussion  of  stripped  Trea-
  sury Obligations, see "Risk Factors and Special Considerations.") The Stock may appreciate or depreciate in value (or pay dividends)
  depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, the prices of equity securities in general and the Stock in particular and the risk inherent in an investment made in common stocks in general. In addition, the stripped Treasury Obligations may fluctuate substantially in value and may be subject to greater fluctuations in value during the life of the Trust than might be experienced by current interest-bearing Treasury Obligations which distribute in-come regularly. In addition, currency fluctuations are likely to affect the value of American Depositary Receipts and the value of divi-dends thereon actually received by the Trust. There is no assurance that the Trust's objective will be achieved at the Trust's intended maturity or if the Trust is terminated or Units redeemed prior to the
  Trust's  intended  maturity.  The  value  of  the  Securities and, therefore, the value of Units may be expected to fluctuate. Purchasers who purchase Units subsequent to the Initial Date of Deposit will receive, if  the  pro  rata  portion  of  the  Treasury  Obligations  are  held  until
  maturity,   $1,000   per   1,000  Units  as  a  return  of  such  purchaser's
  principal investment, regardless of the purchase price paid by such purchaser. (See "Risk Factors and Special Considerations.")
       The Composition of the Portfolio. PaineWebber's forecast for continued low inflation, low interest rates and slow economic growth suggests that equities will continue to generate better re-
  turns than money market instruments and other fixed income alternatives for the foreseeable future. With this forecast in mind,
  PaineWebber designed a portfolio to meet the needs of investors interested in building wealth prudently over a long-term time horizon by pairing the security of U.S. Treasury bonds with the growth potential of Growth Stocks.
       The main objective of PaineWebber in constructing the portfolio of Growth Stocks was to select a group of Stocks which, in PaineWebbers' view, would be capable of outperforming the overall market during the next twelve-month period and at the same time
  moderating   the   riskiness   of  the  portfolio's  performance  over  time.
  To achieve this result, a three-step selection process was utilized. The selection criteria employed first identified all stocks currently in the one ("buy") or two ("attractive") categories as ranked by those
  PaineWebber equity analysts following such stocks. This selection resulted in 243 candidate stocks.
       A computer optimization program was then run against the 243 candidate stocks to construct the portfolio. The optimization pro-
  gram is designed to maximize returns as stated by the user's forecast of specific stocks or model portfolios while minimizing the portfolio's performance divergence as measured against a specific benchmark, in this case the S&P 500 Index (the "S&P 500"). The optimizer program used in constructing the Trust's portfolio was modeled to favor, or "tilt" toward, growth stocks. The program produced a portfolio of 35 stocks with a tracking error of 3.90% versus the S&P 500 (i.e.), there is a probability that the return generated by the program-picked portfolio will differ over the course of one year from the S&P 500's return by no more than 3.9%.
       Finally,   an  examination  of  each  of  the  35  stocks  was  made  to ensure  that  the  issue's  business  mix  and  the  relative  weightings  of each stock were consistent with the initial objectives of the Trust. PaineWebber believes that the Trust's portfolio as constructed, with excellent diversity and a tilt toward growth stocks, will outperform the market during the next twelve-month period and, over the long term, closely track the performance of the market as measured by the S&P 500.
       The   Trust   portfolio   is   comprised   of   38*  Growth  Stocks,  of
  which 8 are stocks issued by companies related to the "electronic superhighway" and 7 of which are stocks issued by companies that PaineWebber believes are well positioned to take advantage of an
  industrial    recovery    in   Europe.   PaineWebber   believes   that   AT&T
  Corporation , Bell Atlantic Corporation, Intel Corporation, MCI Com-munications, Microsoft, Motorola, Inc., Telefonos de Mexico and Walt Disney are companies whose principal growth prospects re-volve around the provision of electronic information. Two other companies, GTE Corporation and U.S. West, Inc. are companies
  whose   principal   source   of   revenues   derive  from  telecommunications
  and related industries. PaineWebber believes that the explosion in the provision of electronic information occurring during the last decade which generated strong performances for certain companies in the semiconductor, telecommunications, cable TV, software and entertainment industries, will continue to provide strong growth potential to those companies centrally involved with the "electronic superhighway". PaineWebber uses the term "electronic superhigh-way" to describe the integration of television, telephone, radio,
  computer,    and   other   methods   of   disseminating,   transmitting   and
  storing electronic information for both household and business use on a national and global basis.
       Three key dimensions of the rapid expansion in the digital information area have been identified by PaineWebber as having immediate or near term impact on the growth potential of com-
  panies in the industries identified above. These are: (1) the contin-ued rapid expansion of electronic information gathering and dis-semination in the business world, (2) the accelerated development of the 150-500 channel cable TV system and (3) the onset of CD ROM use. PaineWebber believes that, during the life of the Trust, electronic communication used by the business world will continue to grow rapidly, driven both by technological change and the globalization of business activity. In addition to facsimile transmis-
  sions,   the   business   world   is   expected  to  use  video  conferencing
  techniques   and   equipment  to  save  both  travel  time  and  costs.  Hand
  in   hand   with   these   developments   will   be   the   continued,  rapid
  expansion   of   cellular   telecommunications   and   long   distance  tele-
  communications. International telecommunication services are espe-cially likely to experience growth in developing markets such as those of China and Latin America, and in the European Community, where deregulation, expected in 1998, will permit users to chose more innovative and sophisticated services.
       Further,   PaineWebber  also  believes  that  during  the  life  of  the
  Trust   there   will   be   an   expansion   in   the   number  of  cable  TV
  channels available to the average American household. Companies involved in upgrading the basic cable system itself, as well as those
  engaged   in  manufacturing  or  providing  the  cable  converter  box,  will stand to profit from the cable TV expansion. Similarly, companies involved in electronic retailing and entertainment may be positioned to take advantage of the increased consumer exposure that 150-500 cable TV will provide.
  ________
       *   Of   the   original   35   stocks,   Sears,   Roebuck   &   Company,
  Eastman Kodak Company and Santa Fe Pacific Corp., have restruc-tured. Three new companies, Allstate Corp., Eastman Chemical and
  Santa Fe Pacific Gold, are now included in the Trusts portfolio and Santa Fe Pacific Corp. has become Burlington Northern Santa Fe, as a result of such corporate actions.
       Similarly, in PaineWebber's opinion, the combination of attrac-tive pricing and industry-wide accepted standards have made CD ROM systems very likely to proliferate rapidly during the life of the Trust. PaineWebber believes that CD ROM systems will follow the pattern of CD players and VCRs, gathering sales momentum as lower hardware prices, wider selection of titles and improvements in the underlying CD ROM technology become available to the average retail consumers.
       Taking these three factors discussed above into account, PaineWebber has selected certain industries which it believes will benefit from the expansion of the "electronic superhighway". Long distance telecommunications firms, cable TV companies, entertain-ment software firms, semiconductor and electronics firms and cel-lular providers, in PaineWebber's opinion, well-positioned to take advantage of this information expansion and the new evolving opportunities presented.
       PaineWebber also believes that excellent growth opportunities exist for companies well positioned to take advantage of an indus-trial recovery occurring in Europe. The Trust Portfolio contains the stocks of 8 companies, Allied-Signal, Dupont, Eastman Chemical,
  Goodyear Tire & Rubber Co., Elf Aquitaine, Ford Motor Company, Owens-Corning Fiberglas and PPG Industries who have significant European investments or are involved in joint ventures with Eu-ropean companies and will be able to benefit from privatization of national industries, reduction of trade barriers, newly opened mar-kets for consumer goods and services. Investors should note that each of the developments supporting this trend are subject to national and international political and economic events that could have a negative impact on the expansion opportunities in Europe and hence the ability of companies to benefit from the expansion.
       The remainder of the Trust's portfolio, in PaineWebbers' opin-ion, is comprised of a diversified group of companies in the transportation, construction, and consumer related, financial related and other fields, which have been selected to provide balance and diversification to the investments in the Trust's portfolio. These are common stocks issued by companies who may receive income and derive revenues from multiple industry sources. The individual com-mon stocks comprising each primary industry source is listed in the table below.
       Primary Industry                         Approximate
          Source and                           Percentage of
        Name of Issuer                       Aggregate Market
                                            Value of the Trust
        Automotive                                 1 %
             Ford Motor Company
        Banking and Financial Institutions         4
             BankAmerica
             Barnett Banks
             Republic NY Corp.
             Federal National Mortgage Association

        Beverage                                   5
             Coca-Cola
             PepsiCo
        Chemical                                   1
             DuPont
             Eastman Chemical
             PPG Industries
        Computer Software                          5
             Microsoft
        Consumer Goods                             1
             Sara Lee
        Consumer/Industrial Goods                  1
             General Electric
        Cosmetics/Household Products               1
             Procter and Gamble
        Entertainment                              3
             Walt Disney

       Primary Industry                         Approximate
          Source and                           Percentage of
        Name of Issuer                       Aggregate Market
                                            Value of the Trust
        Fiberglass Products                        1 %
             Owens-Corning
        Insurance                                  1
             Allstate
        International Oil                          1
             Elf Aquitaine
        Machinery                                  1
             AlliedSignal
        Mining                                     1
             Santa Fe Pacific Gold
        Oil                                        1
             Texaco
        Pharmaceuticals                            2
             Bristol-Myers Squibb
             Pfizer
        Photography                                1
             Eastman Kodak
        Railroad                                   3
             Burlington Northern Santa Fe
        Retail                                     2
             Sears, Roebuck
             Wal-Mart Stores
        Semi-Conductor                             2
             Intel
             Motorola
        Steel                                      1
             Carpenter Technology
        Telecommunications                         9
             AT&T
             Bell Atlantic
             GTE Corp.
             MCI Communications
             Telefonos de Mexico S.A.
             U.S. West Inc.
        Tire and Rubber                            1
             Goodyear
        Waste Management                           1
             WMX Technologies

      The   Sponsor   anticipates   that,   based   upon  last  dividends  ac-
  tually paid, dividends from the Growth Stock will be sufficient (i) to pay expenses of the Trust (see "Expenses of the Trust" herein), and (ii) after such payment, to make distributions of such to Unitholders as described below under "Distributions".
       Additional  Deposits.  After  the  initial  deposit  on the Initial Date
  of   Deposit   the  Sponsor  may,  from  time  to  time,  deposit  additional

  Securities in the Trust where additional Units are to be offered to the public, maintaining, exactly, the original percentage relationship between the maturity values of the Treasury Obligations and the
  number   of   shares   of  the  Stocks  deposited  on  the  Initial  Date  of
  Deposit.
       Termination.    As   directed   by   the   Sponsor,   approximately   30
  days   prior  to  the  maturity  of  the  Treasury  Obligations  the  Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. In certain circumstances, monies held upon the sale of Securities may, at the direction of the Sponsor, be invested for the benefit of Unitholders in United States Treasury obligations which mature on or prior to the next distribution date, (see "Administration of the Trust--Re-investment") otherwise monies held upon the sale or maturity of Securities will be held in non-interest bearing accounts created by the  Indenture  until  distributed  and  will  be  of benefit to the Trustee.
  During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate within 15 days after the Treasury Obligations mature. (See "Termination of the Trust" and "Federal Income Taxes".)
       Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund Evaluation by the number of
  Units   outstanding   and  then  adding  a  sales  charge  of  4.75%  of  the
  Public  Offering  Price  (4.99%  of  the  net  amount  invested).  The  sales charge is reduced after the first year and on a graduated scale for sales involving at least $50,000 or 50,000 Units and will be applied on whichever basis is more favorable to the purchaser. (See "Public Offering of Units--Sales Charge and Volume Discount".)
       The  public  offering  price  on  the  Date  of  Deposit  is  determined
  on   the   basis  of  the  value  of  the  Securities  as  of  the  close  of business on the preceding business day (i.e., by "backward pric-ing") pursuant to an exemptive order of the Securities and Ex-
  change Commission, which applies only to purchase orders re-ceived on the Initial Date of Deposit. As a condition of that order, however, if the public offering price based on the value of the Securities as of the close of business on the Initial Date of Deposit (i.e., by "forward pricing") would be less than $.97 1/2, then purchase orders received on that day will be filled on the basis of the lower public offering price.
       Distributions. The Trustee will distribute any net income and principal received quarterly on the Distribution Dates. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to income tax at ordinary income rates as if a distribution had occurred. (See "Federal Income Taxes".) Upon termination of the Trust, the Trustee will distribute to each Unitholder his pro rata share of the Trust's assets, less expenses. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder. Unless a Unitholder purchases Units on the Date of Deposit and unless the Treasury Obligations in proportion to the Units outstanding remain in the Trust, total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.
       Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units based upon the bid side evaluation of the Treasury Obligations. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order plus the applicable sales charge. (See "Public Offering of Units- -Public Offering Price" and "Valuation".) If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption. With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units "in kind" by distributing Securities to the redeeming Unitholder as directed by the Sponsor. (See "Re-demption".)
   THE TRUST
       The Trust is one of a series of similar but separate unit investment trusts created by the Sponsor pursuant to a Trust Indenture and Agreement* (the "Indenture") dated as of the Initial
  Date of Deposit, among PaineWebber Incorporated, as Sponsor and the Investors Bank & Trust Company and The First National Bank of Chicago, as Co-Trustees (the "Co-Trustees" or "Trustee"). The objective of the Trust is preservation of capital and capital apprecia-tion through an investment in Treasury Obligations and Growth Stocks. These are equity stocks, which, in Sponsor's opinion on the Date of Deposit, have growth appreciation potential because
  PaineWebber believes the Stocks will be the beneficiaries of indus-trial innovation as well as global and technological trends over the life of the Trust. The Stocks contained in the Trust are representa-
  tive of a number of different industries. Dividends, if any, received will be held by the Trustee in non-interest bearing accounts until used to pay expenses or distributed to Unitholders on the next
  Distribution Date and to the extent that funds are held therein will benefit the Trustee.
  ________
       * Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agree-ment.
       On  the  Initial  Date  of  Deposit,  the  Sponsor  deposited  with  the
  Trustee  the  confirmations  of  contracts  for  the  purchase  of Securities together with an irrevocable letter or letters of credit of a commer-cial bank or banks in an amount at least equal to the purchase price. The value of the Securities was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Spon-sor a registered certificate for Units representing the entire owner-ship of the Trust. On the Initial Date of Deposit the fractional undivided interest in the Trust represented by a Unit was as set forth in "Essential Information Regarding the Trust".
       With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the maturity value of  the  Treasury  Obligations  and  the  number  of  shares  of  each  Stock in the Trust. The Sponsor may, from time to time, deposit additional Securities in the Trust when additional Units are to be offered to the public, maintaining, exactly, the original percentage relationship between the maturity value of the Treasury Obligations and the number of shares of Stock deposited on the Initial Date of Deposit and replicating any cash or cash equivalents held by the Trust (net of expenses). The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event.
  Stock dividends received by the Trust, if any, will be sold by the Trustee and the proceeds therefrom shall be treated as income to the Trust.
       The   Treasury   Obligations   consist   of  U.S.  Treasury  obligations
  which have been stripped of their unmatured interest coupons or interest coupons stripped from the U.S. Treasury Obligations. The obligor with respect to the Treasury Obligations is the United States Government. U.S. Government backed obligations are considered the safest investment.
  RISK FACTORS AND SPECIAL CONSIDERATIONS
       Risk   Factors.   An  investment  in  the  Trust  should  be  made  with
  the understanding of the risks inherent in an investment in deep discount or "zero-coupon" debt obligations and the risks associated with an investment in common stocks in general.
       The   Trust   contains  stripped  Treasury  Securities  described  below
  (see "Schedule of Investments"). Stripped Treasury Securities con-sist of "interest-only" or "principal-only" portions of Treasury Obligations. Interest-only portions of Treasury Obligations represent the rights only to payment of interest on a date certain, and principal-only portions of Treasury Obligations represent the rights only to payment of principal at a stated maturity. Interest-only and principal-only portions of Treasury Obligations are deep discount obligations that are economically identical to zero-coupon obliga-tions; that is, all such instruments are debt obligations which make no periodic payment of interest prior to maturity. The stripped Treasury Securities in the Trust were purchased at a deep discount
  and   do   not   make   any  periodic  payments  of  interest.  Instead,  the
  entire payment of proceeds will be made upon maturity of such Treasury Obligations. The effect of owning deep discount bonds which do not make current interest payments (such as the stripped Treasury Obligations in the Trust Portfolio) is that a fixed yield is earned not only on the original investment but also, in effect, on all earned discount during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, while the full faith and credit of the
  United   States   government   provides   a   high   degree   of   protection
  against credit risks, sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held Treasury Obligations which made scheduled interest payments on a current basis.
       An   investment  in  Units  of  the  Trust  should  also  be  made  with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive  dividends  only  when  and  if,  and  in  the  amounts,  declared by
  the   issuer's   board   of   directors   and   to   participate  in  amounts
  available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders  of  preferred  stocks  have  the  right  to  receive  dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Divi-
  dends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.
       Common   stocks   do   not   represent  an  obligation  of  the  issuer.
  Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity common stocks do not have a fixed principal amount or a maturity. Additionally, the value of the
  Stocks, like the Treasury Obligations, in the Trust may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Date of Deposit. The Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profit-ability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular. Certain of the
  Stocks are American Depositary Receipts ("ADRs") which evidence American Depositary Shares which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary.
  Currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and as a result, are likely to affect the value of ADRs and the value of any dividends actually received by the Trust. In addition, the rights of holders of ADRs may be different than those of holders of the underlying  shares,  and  the  market  for  ADRs  may  be  less  liquid  than that for the underlying shares. Therefore, investment in this Trust should be made with an understanding that the value of the ADRs may fluctuate with fluctuations in the values of the particular foreign currency relative to the U.S. dollar. There is no assurance that the Trust's objective will be achieved. Until distributed, dividends and principal received upon the sale of Stocks may be reinvested, until the next applicable distribution date, in current interest-bearing United States Treasury Obligations. (See "Administration of the Trust--Reinvestment".) (The Treasury Obligations, the current inter-
  est-bearing   United   States   Treasury   Obligations   if   any,   and  the
  Stocks may be collectively referred to as "Securities" herein.) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.
       Special Considerations. The 37 Growth Stocks in the Trust Portfolio represent a combination of large well-known U.S. com-panies and growing enterprises outside the United States. There follows a brief description of each company as of the Initial Date of Deposit. Allied Signal produces aerospace components, automotive parts and engineered materials such as chemicals, polymers and fibers. BankAmerica Corporation is a large national financial institu-
  tion with a dominant position in the Western United States. Barnett Banks, Inc. is a regional banking system with a strong market position in the Southeastern United States. Bell Atlantic Corporation provides local telecommunications service in the Mid-Atlantic region, offers cellular and information services, participates in joint ventures overseas and is the principal supplier of domestic and international telecommunications services in New Zealand. Bristol-Myers Squibb is the world's third largest pharmaceutical company. Carpenter Technology produces specialty steel bars, wire rods and special alloys. DuPont is considered the world's largest chemical company, although approximately 40% of its assets are oil and gas and is heavily involved in global sales. Walt Disney is a diversified global entertainment company. Eastman Kodak is the leading domestic photographic materials company and also makes sophisticated im-aging equipment for professional, business and industrial use. Ford
  Motor Company is the second largest automaker in the world and has large financial services operations as well. Federal National Mortgage Association ("Fannie Mae") is a domestic government-sponsored residential mortgage insurer and investor. Elf Aquitaine is the ninth largest oil company in the world. General Electric manu-factures major appliances, light bulbs, medical diagnostic imaging equipment, plastics and aircraft engines and owns a financial services unit. Goodyear Tire is the world's second largest tire manufacturer and manufactures a variety of rubber, chemical and plastics products. GTE Corporation is the largest local telephone company in the United States and the country's second largest provider of cellular services. Intel Corporation is the largest mer-chant market supplier of semiconductors, including microcomputer components, modules and systems. Coca-Cola Company is the world's largest producer of soft drink syrup and concentrate. MCI Communications is the second largest domestic provider of long distance telecommunications. Motorola Inc. is the leading producer of personal communications equipment and domestic manufacture of semiconductors and maintains a leadership position in high performance microprocessors. Owens-Corning Fiberglas is the world's leading maker of glass fiber products. Microsoft is a major producer of software for personal computers. PepsiCo operates three major domestic and international businesses: soft drinks,
  snack   goods   and   restaurants.  Pfizer  Inc.  is  a  major  domestic  and
  international pharmaceutical company. Procter and Gamble is one of the world's largest household products companies. PPG Industries manufactures glass, coatings and resins, and chemicals. Republic New York Corporation is a quasi-bank holding company. Sears, Roebuck & Company is a diversified retail and financial services company. Sara Lee Corporation is an international food and con-sumer products company. American Telephone and Telegraph is the largest domestic long distance telecommunications provider and a manufacturer of telecommunications equipment and computer pro-ducts. Telefonos de Mexico is the monopoly provider of telephone
  and   cellular   service  in  Mexico.  Texaco  Inc.  is  a  fully  integrated international oil company. U.S. West Inc. provides telecommunica-tion services in 14 Western and Midwestern states and also pro-vides directory publishing, cellular and paging services, financial services and cable television abroad. Wal-Mart Stores is a discount mass merchandise retailer. WMX Technologies Inc. is in the solid waste industry. Santa Fe Pacific is in the transportation business, holding railways, trucking and pipeline assets as well as coal and other mineral deposits.
       In the event a contract to purchase a Security fails, the Sponsor will refund to each Unitholder the portion of the sales charge  attributable  to  such  failed  contract.  Principal  and  income, if any, attributable to such failed contract will be distributed to Unitholders of record on the last business day of the month in which the fail occurs within 20 days of such record date.
       Because   the   Trust   is   organized   as  a  unit  investment  trust,
  rather   than   as   a   management   investment  company,  the  Trustee  and
  the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securi-
  ties only under limited circumstances. (See "Administration of the Trust--Portfolio Supervision".)
  FEDERAL INCOME TAXES
       In the opinion of Orrick, Herrington & Sutcliffe, counsel for the Sponsor, under existing law:
       1.  The  Trust  is  not  an  association  taxable  as  a corporation for
  Federal income tax purposes. Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholders.
       2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity), or when the Unitholder redeems or sells its Units. For purposes of determining gain or loss, the total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each
  Security,   to  determine  the  Unitholder's  per  Unit  tax  cost  for  each
  Security.
       3.  The  Trust  is  not  an  association  taxable  as  a corporation for
  New York State income tax purposes. Under New York State law, each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholders.
       The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and Treasury regulations promulgated thereunder as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholders par-ticular tax circumstances. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each Unitholder is ad-vised to consult its own tax advisor concerning the effect of an investment in Units.
       General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income tax of the Trust, derived from dividends on Growth Stocks, original issue discount or interest on Treasury Obligations (the "Treasury Obligations") gains or losses upon sales of Securities by the Trust and a pro rata share of expenses of the Trust. Unitholders should note that their taxable income from an investment in Units will exceed cash distributions because taxable income will include accretions of original issue discount on the Treasury Obligations, as well as amounts that are not distributed to Unitholders but are used by the Trust to pay expenses.
       Distributions with respect to Stock, to the extent they do not exceed current or accumulated earnings and profits of the distribut-ing corporation, will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates. Corporate Unithol-ders may be entitled to the dividends-received deduction discussed below.
       To   the   extent   distributions  with  respect  to  a  Stock  were  to
  exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such Stock. After such tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from sale of common stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units.
       A Unitholder who is an individual, estate or trust may be disallowed certain itemized deductions described in Section 67 of the Code, including compensation paid to the Trutee and admin-istrative expenses of the Trust, to the extent these itemized deduc-tions, in the aggregate, do not exceed two percent of the Unithol-der's adjusted gross income.
       Corporate Dividends Received Deduction. Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to the limita-tions provided in Sections 246 and 246A of the Code. The divi-dends-received deduction generally equals 70 percent of the amount of the dividend. As a result, the maximum effective tax rate on
  dividends   received   generally   will  be  reduced  from  34  percent,  the
  maximum rate on corporate ordinary income then scheduled to be in effect, to 10.2 percent. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax and be taxed at a 20 percent effective tax rate. Individuals, partner-ships, trusts, S corporations and other entities are not eligible for the dividends-received deduction.
       Original Issue Discount. The Trust will contain principal or interest portions of stripped "zero-coupon" United States Treasury Obligations which are treated as bonds that were originally issued at a discount ("original issue discount"). Original issue discount repre-sents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the Treasury Obligations, which variously consists either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices thereof. The market value of the Trust assets
  comprising   the  Trust  will  be  provided  to  a  Unitholder  upon  request in order to enable the Unitholder to calculate the original issue discount attributable to each of the Treasury Obligations. Original issue discount on Treasury Obligations (which were issued or treated  as  issued  on  or  after  July  2,  1982)  is  deemed  earned  in a geometric progression over the life of such obligation, taking into account the compounding of accrued interest at least annually, resulting in an increasing amount of income in each year. Each Unitholder is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each Treasury Obligation with original issue discount. The amount of accrued original issue discount included in income with respect to a Unitholder's pro rata interest in Treasury Obligations is there-upon added to the tax cost for such obligations.
       Gain   or   Loss   on   Sale.   If   a  Unitholder  sells  or  otherwise
  disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Securities and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit increased by any accrued original issue discount. Such gain or loss  will  be  capital  gain  or  loss if the Unit and underlying Securities were held as capital assets, except that such gain will be treated as ordinary income to the extent of any accrued original issue discount not previously reported. Each Unitholder will generally also recog-nize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost therefor.
       Withholding   For   Citizen  or  Resident  Investors.  In  the  case  of
  any   noncorporate   Unitholder   that  is  a  citizen  or  resident  of  the
  United   States   a  31  percent  "backup"  withholding  tax  will  apply  to certain distributions of the Trust unless the Unitholder properly completes and files under penalties or perjury, IRS Form W-9 (or its equivalent).
       The foregoing discussion is a general summary and relates only to certain aspects of the federal income tax consequences with respect to distributions by the Trust. Unitholders may also be subject to state and local taxation. Future legislative, judicial or administrative changes could modify the conclusions expressed above and could affect the tax consequences to Unitholders. Ac-cordingly, Unitholders should consult their own tax advisors regard-
  ing questions of federal, state and local tax consequences to them of ownership of Units.
       Investments in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh Plans, and other tax-deferred retirement plans. Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Invest-ment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.
  PUBLIC OFFERING OF UNITS
       Public Offering Price. The public offering price per Unit on the Initial Date of Deposit is equal to the aggregate market value of the Securities determined on the day preceding the Initial Date of Deposit, divided by the number of Units outstanding plus the sales charge of 4.75%, pursuant to an exemptive order of the SEC. However, if the price would be less than $.97 1/2 then purchase orders  received  that  day  will  be  filled  on  the  basis  of  the  lower public offering price. Thereafter, the public offering price during the initial offering period will be computed by dividing the Trust Fund Evaluation, next determined after receipt of a purchase order, and, with respect to the Treasury Obligations, determined with reference to the offering side evaluation, by the number of Units outstanding plus the applicable sales charge. The initial public offering period will not exceed thirty days unless it is extended by the Sponsor. The Sponsor may extend such period for up to four additional successive thirty-day periods as long as Units remain unsold. The public offering price in the secondary market will be the Trust Fund Evaluation per Unit next determined after receipt of a purchase order, determined with respect to the Treasury Obligations on the bid side of the market, plus the applicable sales charge. (See "Valuation".)
       Sales Charge and Volume Discount. Sales charges during the initial public offering period and for secondary market sales are set forth below. A discount in the sales charge is available to volume purchasers of Units due to economies of scales in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 50,000 Units, applied on whichever basis is more favorable to the purchaser.
                       Initial Public Offering Period and
                   Secondary Market Through November 30, 1996
                                              Percent of
                                               Public       Percent of
                                              Offering      Net Amount
        Aggregate Dollar Value of Units        Price         Invested
        Less than $50,000                      4.75%           4.99%
        $50,000 to $99,999                     4.50            4.71
        $100,000 to $249,999                   4.25            4.44
        $250,000 to $499,999                   3.75            3.90
        $500,000 to $749,999                   3.25            3.36
        $750,000 to $999,999                   2.75            2.83
        $1,000,000 to $1,999,999               2.25            2.30
        $2,000,000 or more                     2.00            2.04
       *   The   sales   charge   applicable  to  volume  purchasers  according
  to the table above will be applied on either a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.
           Secondary Market From December 1, 1996 Through November 30, 2000

                                              Percent of
                                                Public      Percent of
                                               Offering     Net Amount
        Aggregate Dollar Value of Units*        Price        Invested
        Less than $50,000                       4.25%          4.44%
        $50,000 to $99,999                      4.00           4.17
        $100,000 to $249,999                    3.75           3.90
        $250,000 to $499,999                    3.00           3.09
        $500,000 to $749,999                    2.75           2.83
        $750,000 to $999,999                    2.50           2.56
        $1,000,000 to $1,999,999                2.00           2.04
        $2,000,000 or more                      1.75           1.78
       *   The   sales   charge   applicable  to  volume  purchasers  according
  to  the  table  above  will  be  applied  on  either  a dollar or Unit basis,
  depending   upon   which   basis   provides   a   more   favorable   purchase
  price to the purchaser.
         Secondary Market                     Secondary Market on
       From December 1, 2000                       and After
     Through November 30, 2002                  December 1, 2002

       Percent of                            Percent of
         Public       Percent of               Public       Percent of
        Offering      Net Amount              Offering      Net Amount
         Price         Invested                Price         Invested
         3.25%          3.36%                  2.25%          2.30%
       The  volume  discount  sales  charge  shown  above  will  apply  to  all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this  Trust  will  be  aggregated  with  concurrent  purchases  of  any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.
       Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase Units of the Trust at a reduced sales charge of $5.00 per 1,000 Units.
       Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of The PaineWebber Municipal Bond Fund (the "PaineWebber Series");
  The Municipal Bond Trust (the "National Series"); The Municipal Bond Trust, Multi-State Program (the "Multi-State Series"); The Municipal Bond Trust, California Series (the "California Series"); The Corporate Bond Trust (the "Corporate Series"); The PaineWeb-
  ber Pathfinder's Trust (the "Pathfinder's Trust"); The Municipal Bond Trust, Insured Series (the "Insured Series") the PaineWebber Federal Government Trust, (the "Federal Government Trust") or The PaineWebber Equity Trust, (the "Equity Trust"), (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per unit or per 1,000 units in the case of a trust whose units cost approximately one dollar. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Certificateholder who wishes to exchange Units the cost savings resulting from such exchange Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable Exchange Trust carefully prior to exercising this option. Exchange Trusts having  as  their  objective  the  receipt  of  tax  exempt  interest  income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A Certificateholder who purchased Units of a series and paid a per Unit or per 1,000 Unit sales charge that was less than the per Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Certificateholder
  desires   to  exchange  into,  will  be  allowed  to  exercise  the  Exchange
  Option at the Unit Offering Price plus the reduced sale charge, provided the Certificateholder has held the Units for at least five months. Any such Certificateholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sale charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Certificateholder desires to exchange into, determined as of the date of the exchange.
       The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of
  the   applicable  Exchange  Trust  available  for  sale.  While  the  Sponsor has  indicated  that  it  intends  to  maintain  a  market  for  the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for
  Units   will  in  fact  exist  on  any  given  date  at  which  a  Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unithol-
  der. Exchanges will be effected in whole Units only, but Unitholders will be permitted to advance new money in order to complete an
  exchange   to   round   up   to   the   next  highest  number  of  Units.  An
  exchange of Units pursuant to the Exchange Option will normally constitute a "taxable event," i.e., a Unitholder will recognize a tax gain or loss which will be of a capital or ordinary income nature depending  upon  the  length  of  time  he  has  held  his  Units  and  other factors. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.
       The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time without further notice to Unithol-ders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
       To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts
  from   the  Sponsor.  If  Units  of  the  applicable  outstanding  series  of the  Exchange  Trust  are  at  that  time  available  for  sale,  and if such
  Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicated interest.
       The   exchange   transaction   will  operate  in  a  manner  essentially
  identical   to   any  secondary  market  transaction,  i.e.,  Units  will  be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed Certificate. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securites in the Exchange Trust plus the reduced sales charge. Exchange trans-actions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.
       For example, assume that a Certificateholder, who has three thousand units of a trust with a current price of $1.30 unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit
  based   on   the   bid   prices   of   the  underlying  securities.  In  this
  example,   which   does   not   contemplate  any  rounding  up  to  the  next
  highest number of Units, the proceeds from the Unitholder's units would aggregate $3,900. Since only whole units of an Exchange
  Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four units in the Exchange Trust for a total cost of $3,620 ($3,560 for the units and $60 for the sales charge). If all 3,000 units were tendered, the remaining $280 would be returned to the Unitholder.
       Conversion Option. In addition to the Exchange Option de-scribed in this Prospectus, owners of units of any registered unit investment trust sponsored by another which was initially offered at a maximum applicable sales charge of at least 3.0% (a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit (or per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1), subject to the terms and conditions applicable to the Exchange Option (except that no secondary market is required for Conversion Trust units). To exercise  this  option,  the  owner  should  notify  his  retail  broker.  He
  will   be   given  a  prospectus  for  each  series  in  which  he  indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Ex-
  change Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit (or per 100 Units or per 1,000 Units, as applicable) than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section of the prospectus.
       Distribution of Units. The minimum purchase is $1,000, except that the minimum purchase is $250 for purchases made in connec-tion with Individual Retirement Accounts or other tax-deferred retire-ment plans. Only whole Units may be purchased.
       The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National
  Association   of   Securities   Dealers,   Inc.   ("NASD")  at  prices  which
  include   a   concession   of   one-half  of  the  highest  applicable  sales
  charge and the dealer concession will be retained by the Sponsor. In event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities Act of 1933.
       The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States and does not intend to sell Units to persons who are non-resident aliens.
       Secondary   Market  for  Units.  While  not  obligated  to  do  so,  the
  Sponsor   intends   to   maintain  a  secondary  market  for  the  Units  and
  continuously offer to purchase Units at the Trust Fund Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The Sponsor may cease to maintain such a market  at  any  time,  and  from  time  to  time,  without  notice.  In  the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption".
       The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.
       Sponsor's Profits. In addition to the applicable sales charge the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price at which it sells or redeems the Units, which is based on the value of the Securities, determined by the Trustee as described under "Valuation". In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.
       Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.
       In selling any Units in the initial public offering after the Date of Deposit, the Sponsor may realize profits or sustain losses resulting from  fluctuations  in  the  net  asset  value  of  outstanding  Units during that period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.
  REDEMPTION
       One or more Units represented by a Certificate may be ten-dered to Investors Bank & Trust Company for redemption at its office, in person, or by mail at One Lincoln Plaza, 89 South Street, Boston, MA 02111, upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or Investors Bank & Trust. Units redeemed by Investors Bank & Trust will be cancelled. The Certificate must be properly endorsed and accompanied by a letter requesting transfer. Unithol-ders must sign exactly as their names appear on the face of the
  Certificate with the signature guaranteed by a national bank or trust company, or by a member firm of the New York, Midwest, or
  Pacific   Coast   Stock   Exchange,  or  in  such  other  manner  as  may  be
  acceptable to Investors Bank & Trust. In certain instances the Investors Bank & Trust may require additional documents such as, but not limited to, trust instruments, certificates of death, appoint-ments as executor or administrator, or certificates of corporate authority. Unitholders should contact Investors Bank & Trust to determine whether additional documents are necessary.
       Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee. The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation, determined on the basis of the current  bid  prices  for  the  Treasury  Obligation  plus  the  market value
  for   the   Stocks   by   the   number  of  Units  outstanding.  (See  "Valu-
  ation.")
       A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00, it is deemed received on the next business day. The Sponsor may purchase Units tendered to the Trustee for redemption. During the
  period   in   which   the   Sponsor   maintains   a   secondary   market  for
  Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder on the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).
       With respect to cash redemptions, amounts representing in-come received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient, from the Capital Account.
  The Trustee is empowered, to the extent necessary, to sell Securi-ties in such manner and as directed by the sponsor which direction shall be given as to maximize the objectives of the Trust. In the event that no such direction is given by the Sponsor, the Trustee is empowered to sell Securities as follows: Treasury Obligations will be sold so as to maintain the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (see "Administration of the Trust"). However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units "in kind" by distributing Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Securities distributed into cash.
       The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or
  evaluation   of   the  Securities  is  not  reasonably  practicable;  or  for
  such   other   period   as   the   Securities  and  Exchange  Commission  may
  by  order  permit  for  the  protection  of  Unitholders.  The Trustee is not liable  to  any  person  or  in  any  way  for  any  loss  or  damages  which
  may   result   from   any   such   suspension   or   postponement,   or   any
  failure   to   suspend  or  postpone  when  done  in  the  Trustee's  discre-
  tion.
  VALUATION
       The   Trustee   will  calculate  the  Trust's  value  (the  "Trust  Fund
  Evaluation") per Unit at the Valuation Time set forth under "Sum-mary of Essential Information" (1) on each June 30 and December
  31   (or  the  last  business  day  prior  thereto),  (2)  on  each  business
  day   as  long  as  the  Sponsor  is  maintaining  a  bid  in  the  secondary market, (3) on the business day on which any Unit is tendered for redemption, and (4) on any other day desired by the Sponsor or the Trustee, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust, income accrued on the Treasury Obligations but not distributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and deduct-ing therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted and (y) accrued fees and expenses of the Trustee and the Sponsor (including legal and auditing expenses) and other Trust expenses. The per Unit Trust Fund Evaluation is calculated by dividing the result of such com-putation by the number of Units outstanding as of the date thereof.
  Business days do not include New Year's Day, Washington's Birth-day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.
       The value of Stocks shall be determined by the Trustee in good faith in the following manner: (1) if the Securities are listed on one or more national securities exchanges, such evaluation shall be based on the closing sale price on that day (unless the Trustee
  deems   such   price   inappropriate  as  a  basis  for  evaluation)  on  the
  exchange which is the principal market thereof (deemed to be the New York Stock Exchange if the Securities are listed thereon), (2) if there is no such appropriate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefore is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis  for  evaluation),  or  (4)  if  there  is  no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market, or (d) by any combination thereof.
       Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treasury Obligations, is the price obtained from investment dealers or brokers (which may include the
  Sponsor) who customarily deal in Treasury Obligations; or, if there is no market for the Treasury Obligations, and bid prices are not available, on the basis of current bid prices for comparable securi-ties; or by appraisal; or by any combination of the above, adjusted to reflect income accrued.
  COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION
  VALUE
       While   the   Public   Offering   Price  of  Units  during  the  initial
  offering period is determined on the basis of the current offering prices of the Treasury Obligations, the Public Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of the Treasury Obligations. The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. On the busi-ness day prior to the Date of Deposit, the Public Offering Price per Unit (which figure includes the sales charge) exceeded the Redemp-
  tion Value, (see: "Essential Information"). The bid and offering prices of the Treasury Obligations is expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.
  EXPENSES OF THE TRUST
       The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, advertising expenses and expenses incurred in establishing the Trust including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.
       The   Sponsor  will  receive  a  fee,  which  is  earned  for  portfolio
  supervisory   services,   and   which   is  based  upon  the  largest  number
  of Units outstanding during the calendar year. The Sponsor's fee, which is not to exceed $.00025 per Unit, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.
       For  its  services  as  Trustee  and  Evaluator,  the  Trustee  will  be paid in monthly installments, annually $.00145 per Unit computed monthly based upon the largest number of Units outstanding in the Trust during the preceding month. In addition, the regular and
  recurring   expenses   of   the   Trust  are  estimated  to  be  $.00040  per
  Unit annually which include, but are not limited to certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.
       The   Sponsor's   fee   and  Trustee's  fee  may  be  increased  without
  approval of the Unitholders by an amount not exceeding a propor-tionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Depart-
  ment of Labor or if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.
       In  addition  to  the  above,  the  following  charges  are  or  may  be
  incurred   by   each   Trust  and  paid  from  the  Income  Account,  or,  to
  the extent funds are not available in such Account, from the Capital Account (see "Administration of the Trust-Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee
  (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions in connection with the sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).
       The   accounts   of   the   Trust   shall   be  audited  not  less  than
  annually   by   independent   public   accountants   selected  by  the  Spon-
  sor.  The  expenses  of  the  audit  shall  be  an  expense  of the Trust. So
  long   as  the  Sponsor  maintains  a  secondary  market,  the  Sponsor  will
  bear   any   audit   expense   which   exceeds  $.00050  per  Unit.  Unithol-
  ders covered by the audit during the year may receive a copy of the audited financials upon request.
       The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust.
  Based   upon   the   last   dividend  paid  prior  to  the  Initial  Date  of
  Deposit,   dividends   on  the  Stocks  are  expected  to  be  sufficient  to
  pay the estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securi-ties in the same manner as provided in "Redemption" herein.
  RIGHTS OF UNITHOLDERS
       Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a re-quest, in writing with signature guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued
  Certificates  are  transferable  by  presentation  and  surrender  to  Inves-
  tors Bank & Trust at its office in Boston, Massachusetts properly endorsed or accompanied by a written instrument or instruments of
  transfer.   Uncertificated   Units   are   transferable  by  presentation  to
  Investors   Bank   &   Trust  at  its  office  of  a  written  instrument  of
  transfer.
       Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, mu-tilated, stolen or lost certificates, the Unitholder must furnish indem-nity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to Investors Bank & Trust for replacement.
  DISTRIBUTIONS
       The Trustee will distribute any net income and principal re-ceived quarterly on the Distribution Dates to Unitholders of record on the preceding Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to tax as if a distribution had occurred. See "Federal Income Taxes".
       Within a reasonable period after the Trust is terminated, each Unitholder will, upon surrender of his Certificates for cancellation, receive  his  pro  rata  share  of  the  amounts  realized  upon  disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See "Termination.")
  ADMINISTRATION OF THE TRUST
       Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in non-interest bearing accounts until required to be disbursed.
       The Trustee will credit on its books to an Income Account any dividends (except stock dividends) and interest, if any, accrued by the Trust. All other receipts (i.e. return of principal, stock dividends, if any, and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".
       The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust. (See "Expenses and Charges.") In addition, the Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")
       The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.
       Reports and Records. With the distribution of income from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.
       Investors   Bank   &   Trust   keeps   records   and   accounts  of  the
  Trust at its office, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and  a  copy  of  the  Indenture.  Records  pertaining  to  a  Unitholder  or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.
       Within   a   reasonable   period   of   time   after  the  end  of  each
  calendar year, starting with calendar year 1994, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any
  Securities sold during the year and the Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a
  computation   thereof   on  the  31st  day  of  December  of  such  year  (or
  the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.
       Portfolio Supervision. The portfolio of the Trust is not "man-aged" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:
          (1) upon the failure of the issuer to declare or pay antici-pated dividends or interest;
          (2) upon the institution of materially adverse action or pro-ceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declara-tion or payment of dividends or interest on the same;
          (3)   upon   the   breach  of  covenant  or  warranty  in  any  trust
       indenture or other document relating to the issuer which might materially and adversely affect either immediately or contin-gently the declaration or payment of dividends or interest on the such Securities;
          (4)  upon  the  default  in  the  payment  of  principal  or  par  or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either imme-diately or contingently, affect the declaration or payment of dividends or interest on the Securities;
          (5) upon the decline in price or the occurrence of any materially adverse market or credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;
          (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders;
          (7)  upon  a  decrease  in  the  Sponsor's  internal  rating  of  the
       Security; or
          (8)   upon   the  happening  of  events  which,  in  the  opinion  of
       the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.
       The   Trustee   may   dispose  of  Securities  where  necessary  to  pay
  Trust  expenses  or  to  satisfy  redemption  requests  as  directed  by  the
  Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion, provided however, that Treasury Obligations will be sold so as to maintain in the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest appreciation shall be sold first.
       Reinvestment.   Cash  received  upon  the  sale  of  Stock  (except  for
  sales   to   meet   redemption  requests)  and  dividends  received  may,  if
  and   to   the  extent  there  is  no  legal  impediment,  be  reinvested  in
  United States Treasury obligations which mature on or prior to the next scheduled Distribution Date. The Sponsor anticipates that, where permitted, such proceeds will be reinvested in current inter-est-bearing United States Treasury obligations unless factors exist such that such reinvestment would not be in the best interest of
  Unitholders   or   would   be   impractical.   Such   factors   may  include,
  among others, (i) short reinvestment periods which would make reinvestment in United States Treasury obligations undesirable or infeasible and (ii) amounts not sufficiently large so as to make a reinvestment economical or feasible. Any moneys held and not reinvested will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record. AMENDMENT OF THE INDENTURE
       The Indenture may be amended by the Trustee and the Spon-sor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not materially adversely affect the interest of the Unitholders.
       The   Indenture   may   be   amended  in  any  respect  by  the  Sponsor
  and the Trustee with the consent of the holders of 51% of the Units then outstanding; provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.
       The Trustee will promptly notify Unitholders of the substance of any amendment affecting Unitholders rights or their interest in the Trust.
  TERMINATION OF THE TRUST
       The Indenture provides that the Trust will terminate within 15 days after the maturity of the Treasury Obligations held in the Trust.
  If  the  value  of  the  Trust  as  shown  by  any  evaluation  is  less than
  twenty   percent  (20%)  of  the  market  value  of  the  Securities  on  the
  Date  of  Deposit,  the  Trustee  may  in  its  discretion,  and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the  Sponsor  if  the  Trustee  determines  termination  to  be  in  the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.
       As   directed  by  the  Sponsor  approximately  30  days  prior  to  the maturity of the Treasury Obligations the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon termination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his
  Certificate   after   due  notice  of  such  termination,  such  Unitholder's
  pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.
  SPONSOR
       The Sponsor, PaineWebber Incorporated, is a corporation or-ganized under the laws of the State of Delaware. The Sponsor is a member  firm  of  the  New  York  Stock  Exchange,  Inc.  as  well  as  other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in
  addition   to  participating  as  a  member  of  various  selling  groups  or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such com-panies in its capacity as a broker or dealer in securities.
       The Indenture provides that the Sponsor will not be liable to the Trustee, any of the Trusts or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for  errors  in  judgment,  but  will  be  liable  only  for  its  own wilful misfeasance, bad faith, gross negligence or wilful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
       The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.
       If  the  Sponsor  fails  to  undertake  any  of  its  duties  under  the
  Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.
  TRUSTEE
       The   Co-Trustees   are   The   First   National   Bank  of  Chicago,  a
  national banking association with its corporate trust office at One First National Plaza, Suite 0126, Chicago, Illinois 60670-0126 (which is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors
  of the Federal Reserve System) and Investors Bank & Trust Com-pany, a Massachusetts trust company with its office at One Lincoln Plaza, 89 South Street, Boston, Massachusetts 02111, toll-free number 1-800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insur-ance Corporation and the Board of Governors of the Federal Re-serve System).
       The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or wilful mis-conduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the
  Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or wilful misconduct on its part, arising out of or in connection with its
  acceptance   or   administration  of  the  Trust,  including  the  costs  and expenses (including counsel fees) of defending itself against any claim of liability.
  INDEPENDENT AUDITORS
       The Statement of Financial Condition and Schedule of Invest-ments audited by Ernst & Young LLP, independent auditors, have been included herein in reliance upon their report given on their authority as experts in accounting and auditing.
  LEGAL OPINIONS
       The legality of the Units offered hereby has been passed upon by Orrick, Herrington & Sutcliffe, 666 Fifth Avenue, New York, New York, as counsel for the Sponsor.

                                            ESSENTIAL INFORMATION REGARDING THE TRUST
                                                      As of October 31, 1995
   Sponsor:          PaineWebber Incorporated
   Co-Trustees:      Investors Bank & Trust Co. and
                     The First National Bank of Chicago
        Date of Deposit: November 30, 1993
        Aggregate Market Value of Securities in Trust:                             $48,621,487
        Number of Units:                                                           42,300,000
        Minimum Purchase:
             250 units for Individual Retirement Accounts
             1,000 units for all else
        Fractional Undivided Interest in the Trust Represented by
          Each Unit:                                                               1/42,300,000th
        Calculation of Public Offering Price Per Unit
             Value of Net Assets in Trust                                          $48,647,739
             Divided by 42,300,000 Units                                           $1.1501
             Plus Sales Charge of 4.75% of Public Offering Price
               (4.99% of net amount invested)                                      .0574
             Public Offering Price per Unit                                        $1.2075
   Redemption Value per Unit                                                       $1.1501
   Excess of Public Offering Price per Unit over Redemption Value
     per Unit                                                                      $.0574
   Sponsor's Repurchase Price per Unit                                             $1.1501
   Excess of Public Offering Price over Sponsor's Repurchase Price
     per Unit                                                                      $.0574
   Evaluation Time:                                                                4 P.M. New York Time
   Distribution Dates*:                                                            Quarterly  on  January  20,  April  20,
                                                                                     July 20 and October 20.
   Record Dates:                                                                   March   31,   June   30,  September  30
                                                                                     and December 31.
   Mandatory Termination Date:                                                     March    2,   2005   (15   days   after
                                                                                     maturity  of  the  Treasury  Obliga-
                                                                                     tions).
   Discretionary Liquidation Amount:                                               20%  of  the  value  of  the Securities
                                                                                     upon  completion  of  the deposit of
                                                                                     the Securities
   Estimated Expenses of the Trust**:                                              $.0025 per Unit
       *See "Distributions".
      **See "Expenses of Trust". Estimated dividends from the Growth Stocks, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay Estimated Expenses of the Trust.

                                                  REPORT OF INDEPENDENT AUDITORS
   THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
   THE PAINEWEBBER PATHFINDERS TRUST, TREASURY AND GROWTH STOCK SERIES FIFTEEN:
       We  have  audited  the  accompanying  statement  of  financial  condition,  including  the  schedule of investments, of
   The  PaineWebber  Pathfinders  Trust,  Treasury  and  Growth  Stock  Series  Fifteen  as of October 31, 1995 and the related statements  of  operations  and  changes  in  net  assets  for  the  year  ended  October  31,  1995 and for the period from
   November  30,  1993  (date  of  deposit)  to  October  31,  1994.  These  financial statements are the responsibility of the
   Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audits.
       We  conducted  our  audits  in  accordance  with  generally  accepted  auditing standards. Those standards require that we  plan  and  perform  the  audit  to  obtain  reasonable  assurance  about  whether  the  financial statements are free of
   material   misstatement.   An   audit   includes   examining,   on  a  test  basis,  evidence  supporting  the  amounts  and disclosures  in  the  financial  statements.  Our  procedures  included  confirmation  of the securities owned as of October
   31,  1995  as  shown  in  the  statement  of  financial  condition  and  schedule  of investments by correspondence with the
   Co-Trustees.  An  audit  also  includes  assessing  the  accounting  principles  used  and significant estimates made by the
   Co-Trustees,  as  well  as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
       In  our  opinion,  the  financial  statements referred to above present fairly, in all material respects, the financial position  of  The  PaineWebber  Pathfinders  Trust,  Treasury  and  Growth  Stock  Series  Fifteen  at  October 31, 1995 and
   the  results  of  its  operations  and  changes  in  its  net  assets for the year ended October 31, 1995 and for the period from November 30, 1993 to October 31, 1994, in conformity with generally accepted accounting principles.
                                                                                            ERNST & YOUNG LLP
   New York, New York
   January 19, 1996

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                             TREASURY AND GROWTH STOCK SERIES FIFTEEN
                                                 STATEMENT OF FINANCIAL CONDITION
                                                         October 31, 1995
                                                              ASSETS
   Treasury Obligation - at market value (Cost $23,010,455)
     (note A and note 1 to schedule of investments)                                               $    24,077,541
   Common Stock - at market value (Cost $19,105,144)
     (note 1 to schedule of investments)                                                               24,543,946
   Accrued dividends receivable                                                                            36,482
   Cash                                                                                                    22,528
        Total Assets                                                                              $    48,680,497
                                                    LIABILITIES AND NET ASSETS
   Accrued expenses payable                                                                                32,758
       Total Liabilities                                                                                   32,758
   Net Assets (42,300,000 units of fractional undivided interest outstanding):
     Cost to investors (note B)                                                                        44,215,852
     Less sales charge (note C)                                                                       (2,100,253)
     Net amount applicable to investors                                                                42,115,599
     Net unrealized market appreciation (note D)                                                        6,505,888
         Net amount applicable to unitholders                                                          48,621,487
         Undistributed investment income                                                                   27,496
         Overdistributed proceeds from securities sold                                                    (1,244)
     Net assets                                                                                        48,647,739
         Total liabilities and net assets                                                         $    48,680,497
   Net Asset Value per unit                                                                       $        1.1501
                                         See accompanying notes to financial statements.

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                             TREASURY AND GROWTH STOCK SERIES FIFTEEN
                                                     STATEMENT OF OPERATIONS
                                                                                                  From
                                                                                              November 30,
                                                                                                  1993
                                                                                                (date of
                                                                              Year Ended      deposit) to
                                                                             October 31,      October 31,
                                                                                 1995             1994
   Operations:
   Investment income:
   Accretion on Treasury Obligation                                            $1,885,459       $1,509,070
   Dividend Income                                                                554,320          429,975
      Total investment income                                                   2,439,779        1,939,045
   Less expenses:
   Trustee's fees, evaluator's expense and other expenses                         135,655          102,763
      Total expenses                                                              135,655          102,763
   Investment income-net                                                        2,304,124        1,836,282
   Realized and unrealized gain on investments-net:
   Net realized gain (loss) on securities transactions                          1,263,304        (165,097)
   Net change in unrealized market appreciation (depreciation)                 10,275,583      (3,769,695)
   Net realized and unrealized gain (loss) on investments                      11,538,887      (3,934,792)
   Net increase (decrease) in net assets resulting from
     operations                                                               $13,843,011     ($2,098,510)
                                          See accompanying notes to financial statements

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                             TREASURY AND GROWTH STOCK SERIES FIFTEEN
                                                STATEMENT OF CHANGES IN NET ASSETS
                                                                                                  From
                                                                                              November 30,
                                                                                                  1993
                                                                                                (date of
                                                                              Year Ended      deposit) to
                                                                             October 31,      October 31,
                                                                                 1995             1994
   Operations:
   Investment income--net                                                  $    2,304,124   $    1,836,282
   Net realized gain (loss) on securities transactions                          1,263,304        (165,097)
   Net change in unrealized market apprciation (depreciation)                  10,275,583      (3,769,695)
   Net increase (decrease) in net assets resulting from
     operations                                                                13,843,011      (2,098,510)
   Less: Distributions to Unitholders (Note E)
   Investment income-net                                                          407,510          315,947
      Total Distributions                                                         407,510          315,947
   Less: Units Redeemed by Unitholders (Note F)
   Value of units at date of redemption                                        23,571,322        1,925,477
   Accrued dividends at date of redemption                                         22,520            1,040
   Accreted discount at date of redemption                                        963,928           48,553
      Total Redemptions                                                        24,557,770        1,975,070
      Decrease in net assets                                                 (11,122,269)      (4,389,527)
   Net Assets:
   Beginning of Period                                                         59,324,424       23,812,500
   Supplemental Deposits (Note F)                                                 445,584       39,901,451
   End of Period                                                              $48,647,739      $59,324,424
                                          See accompanying notes to financial statements

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                             TREASURY AND GROWTH STOCK SERIES FIFTEEN
                                                  NOTES TO FINANCIAL STATEMENTS
                                                         OCTOBER 31, 1995
       (A)  The  financial  statements  of  the  Trust  are prepared on the accrual basis of accounting. Security transactions are  accounted  for  on  the  date  the  securities  are  purchased  or  sold.  The  original issue discount on the Treasury
   Obligation  is  accreted  on  a  level  yield  basis. The amount of discount included in the cost of the Treasury Obligation held as of October 31, 1995 is $1,885,459.
       (B)  Cost  to  investors represents the initial public offering price as of the date of deposit, and the value of units through  supplemental  deposits  computed  on  the  basis  set  forth  under  "Public Offering Price of Units", adjusted for accretion on Treasury Obligation and units redeemed.
       (C)  Sales  charge  of  the  Public  Offering  Price per Unit is computed on the basis set forth under "Public Offering of Units - Sales Charge and Volume Discount".
       (D)  At  October  31,  1995,  the  gross  unrealized  market  appreciation  was  $7,439,590  and  the  gross unrealized market depreciation was ($933,702). The net unrealized market appreciation was $6,505,888.
       (E)   Regular   distributions  of  net  income,  excluding  accretion  income  and  principal  receipts  not  used  for
   redemption   of  units  are  made  semi-annually.  Special  distribution  may  be  made  when  the  Sponsor  and  Co-Trustee deem  necessary.  Income  with  respect  to  the  accretion  of  original  issue  discount  is  not distributed although the unitholder  is  subject  to  tax,  where  applicable,  as  if  the distribution had occurred. Accretion income earned by the
   Trust increases a unitholder's cost basis in the underlying security.
       (F) The following units were redeemed with proceeds of securities sold as follows:
                                                                                                  From
                                                                                              November 30,
                                                                                                  1993
                                                                                                (date of
                                                                              Year Ended      deposit) to
                                                                             October 31,      October 31,
                                                                                 1995             1994
   Number of units redeemed                                                    23,700,000        2,200,000
   Redemption amount                                                          $24,557,700       $1,975,070
   The following units were sold through supplemental
   deposits:
   Number of units sold                                                           500,000       42,700,000
   Value of amount, net of sales charge                                          $445,584      $39,901,451

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                             TREASURY AND GROWTH STOCK SERIES FIFTEEN
                                                     SCHEDULE OF INVESTMENTS
                                                      As of October 31, 1995
   TREASURY OBLIGATIONS (50%)
      Name of Security                       Coupon       Maturity Value      Maturity Date            Market Value(1)
   U.S. Treasury Interest Payments (2)
   (50%)                                       0%          $42,300,000          2/15/2005                $24,077,541
   COMMON STOCKS (50%)
      Name of Issuer                                     Number of Shares                             Market Value (1)
    Automotive: (1%)
      Ford Motor Company                                     16,907                                        $486,076
    Banking and Financial Institutions: (4%)
      BankAmerica Corp.                                       3,804                                         218,730
      Barnett Banks, Inc.                                     3,383                                         186,911
      Republic New York Corp.                                23,250                                       1,363,031
      Federal National Mortgage                               3,383                                         354,792
      Association
    Beverage: (5%)
      The Coca-Cola Company                                  16,907                                       1,215,191
      PepsiCo, Inc.                                          23,672                                       1,248,698
    Chemical: (1%)
      DuPont (EI) De Nemours & Co.                            9,300                                         580,087
      Eastman Chemical Company**                              1,692                                         100,674
      PPG Industries, Inc.                                      846                                          35,955
    Computer Software: (5%)
      Microsoft Corp.*                                       26,208                                       2,620,800
    Consumer Goods: (1%)
      Sara Lee Corp.                                         21,135                                         620,841
    Consumer/Industrial Goods: (1%)
      General Electric Co.                                    3,368                                         213,026
    Cosmetics/Household Products: (1%)
      Procter & Gamble Co.                                    8,877                                         719,037
    Entertainment: (3%)
      Walt Disney Co.                                        28,742                                       1,656,258
    Fiberglass Products: (1%)
      Owens-Corning Fiberglas Corp.*                         14,370                                         608,929
    Insurance:(1%)
      Allstate Corp.**                                          791                                          29,069
    International Oil: (1%)
      Elf Aquitaine~                                         16,484                                         556,335
    Machinery: (1%)
      AlliedSignal, Inc.                                      3,383                                         143,778
    Mining: (1%)
      Santa Fe Pacific Gold Corp.**                          24,595                                         242,876
    Oil: (1%)
      Texaco, Inc.                                           10,993                                         748,898
    Pharmaceuticals: (2%)
      Bristol-Myers Squibb Co.                                1,269                                          96,761
      Pfizer, Inc.                                           13,523                                         775,882
    Photography: (1%)
      Eastman Kodak Co.                                       6,762                                         423,470
    Railroad: (3%)
      Burlington Northern Santa Fe**                         16,869                                       1,414,887
    Retail: (2%)
      Sears, Roebuck & Co.                                      842                                          28,628
      Wal-Mart Stores, Inc.                                  53,261                                       1,151,769
    Semi-Conductor: (2%)
      Intel Corp.                                            11,833                                         826,831
      Motorola Inc.                                           9,300                                         610,312
    Steel: (1%)
      Carpenter Technology Corp.                              7,608                                         288,153
                                                                                                        (Continued)

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                             TREASURY AND GROWTH STOCK SERIES FIFTEEN
                                                     SCHEDULE OF INVESTMENTS
                                                      As of October 31, 1995
   COMMON STOCKS (50%)
      Name of Issuer                                     Number of Shares                             Market Value (1)
    Telecommunications: (9%)
      AT&T Corp.                                             28,742                                      $1,839,488
      Bell Atlantic Corp.                                    10,108                                         643,122
      GTE Corp.                                              16,484                                         679,965
      MCI Communications Corp.                               35,083                                         874,882
      Telefonos de Mexico S.A.~                              12,258                                         337,095
      U.S. West, Inc.                                         1,692                                          80,582
    Tire and Rubber: (1%)
      The Goodyear Tire & Rubber Co.                          5,917                                         224,846
    Waste Management: (1%)
      WMX Technologies, Inc.                                 10,570                                         297,281
               TOTAL COMMON STOCKS                                                                      $24,543,946
               TOTAL INVESTMENTS                                                                        $48,621,487
   (1) Valuation of Securities by the Co-Trustees was made as described in "Valuation".
   (2) This security does not pay current interest. On the maturity date thereof, the entire maturity value becomes due and payable. Generally, a fixed yield is earned on such security which takes into account the semi-annual compounding of accrued interest. (See "The Trust" and "Federal Income Taxes" herein).
   *Non-income producing.
   ** Of the original 35 stocks, Sears, Roebuck & Company, Eastman Kodak Company and Santa Fe Pacific Corp., have restructured. Three new companies, Allstate Corp., Eastman Chemical and Santa Fe Pacific Gold, are now
       included in the Trusts portfolio and Santa Fe Pacific Corp. has become Burlington Northern Santa Fe, as a result of such corporate actions.
   ~ American Depositary Receipts

                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered.
          EX-27       Financial Data Schedule
          EX-99.C1    Consent of Independent Auditors
                                FINANCIAL STATEMENTS
          1. Statement of Condition of the Trust as shown in the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and Form 10-Q (File No. 1-7367) respectively.

  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, PaineWebber Pathfinders Trust, Treasury and Growth
  Stock Series 15 certifies that it meets all
  of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the
  State of New York on the 7th day of February, 1996.
                  PAINEWEBBER PATHFINDERS TRUST,
                  TREASURY AND GROWTH STOCK SERIES 15
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 7th day of February, 1996.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.